Retirement-Related Benefits - Contributions and Direct Benefit Payments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Defined Benefit Plan Disclosure [Line Items]
Total	$ 2,177	$ 2,288
Contributions by employer - Noncash	635	598
Multi-employer Plans
Defined Benefit Plan Disclosure [Line Items]
Total	32	38
Non-U.S. DB plans
Defined Benefit Plan Disclosure [Line Items]
Total	243	325
Nonpension Postretirement Plans
Defined Benefit Plan Disclosure [Line Items]
Total	304	335
DC plans
Defined Benefit Plan Disclosure [Line Items]
Total	1,040	1,024
Direct Benefit Payments
Defined Benefit Plan Disclosure [Line Items]
Total	$ 559	$ 567